Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 902,000
Previously Paid Amount	0.00
Total Fee Amount	124.57
Total Offset Amount	0.00
Net Fee	124.57
Narrative - Max Aggregate Offering Price	$ 902,000
Final Prospectus	true